Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Income Taxes
Accrued liabilities	$ 46.2	$ 34.3
Compensation and employee benefits	193.6	171.6
Deferred rent and interest income	55.1	49.4
Other	15.9	12.8
Gross deferred tax assets	310.8	268.1
Trademarks and other acquisition related intangibles	(178.0)	(178.7)
Buildings and equipment	(314.3)	(238.7)
Capitalized software and other assets	(12.0)	(11.8)
Other	(6.3)	(5.7)
Gross deferred tax liabilities	(510.6)	(434.9)
Net deferred tax liabilities	$ (199.8)	$ (166.8)